Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 15, 2019	Jun. 29, 2018
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	XBIO
Entity Registrant Name	Xenetic Biosciences, Inc.
Entity Central Index Key	0001534525
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 16,464,779
Entity Common Stock, Shares Outstanding		10,443,889
Current Reporting Status	Yes
Entity Small Business	true
Entity Emerging Growth	false
Entity Transition Period	false